Plant and Equipment (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment - Gross	$ 10,986,057	$ 10,279,065	$ 9,458,290
Less: accumulated depreciation	(3,497,869)	(2,869,963)	(2,136,590)
Property and equipment - net	7,488,188	7,409,102	7,321,700
Buildings [Member]
Property and equipment - Gross	7,108,740	6,591,416	6,039,475
Useful Life (Years)	20 years	20 years
Operating equipment [Member]
Property and equipment - Gross	3,387,178	3,273,355	3,030,119
Operating equipment [Member] | Maximum [Member]
Useful Life (Years)	10 years	10 years
Operating equipment [Member] | Minimum [Member]
Useful Life (Years)	4 years	4 years
Office equipment [Member]
Property and equipment - Gross	86,523	73,774	65,490
Useful Life (Years)	5 years	5 years
Vehicles [Member]
Property and equipment - Gross	$ 403,616	$ 340,520	$ 323,206
Vehicles [Member] | Maximum [Member]
Useful Life (Years)	8 years	8 years
Vehicles [Member] | Minimum [Member]
Useful Life (Years)	5 years	5 years